CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED BALANCE SHEETS
Common shares, par value (in dollars per share)	$ 0	$ 0
Common shares, shares authorized	500,000,000	500,000,000
Common shares, shares issued	481,027,002	381,027,002
Common shares, shares outstanding	480,818,902	380,818,902